Derivative Instruments and Hedging Activities - Effect on Accumulated Other Comprehensive Income (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivative	$ 10,709,835
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income	$ 707,381
Derivatives in cash flow hedging relationships
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivative		$ 3,469,643
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income		932,807
Derivatives in cash flow hedging relationships | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivative		3,469,643
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income		$ 932,807
Interest rate swap agreements | Derivatives in cash flow hedging relationships | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income			$ 0